Variable Interest Entity (Tables)	12 Months Ended
Dec. 31, 2017
Variable Interest Entity [Abstract]
Schedule of VIEs' consolidated assets and liabilities

	December 31, 2017	December 31, 2016

Current assets	$7,304,993	$7,910,963
Property and equipment, net	83,522	86,683
Other noncurrent assets	1,984,507	1,104,447
Total assets	9,373,022	9,102,093
Total liabilities	469,232	282,293
Net assets	$8,903,790	$8,819,800

	December 31, 2017	December 31, 2016

Current liabilities:
Other payables and accrued liabilities	$433,585	$173,810
Deferred revenues	-	13,281
Deferred rent liabilities	-	13,046
Taxes payable	35,647	82,156
Total liabilities	$469,232	$282,293

Summary of operating results of VIEs
	For the year ended December 31, 2017	For the year ended December 31, 2016	For the period from November 17, 2015 (inception) to December 31, 2015

Operating revenues	$6,953,757	$3,705,770	$-
Income (loss) from operations	$(871,143)	$216,854	$(141,693)
Net income (loss)	$(508,491)	$164,811	$(106,269)